Consolidated Statement of Financial Position	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)
Non-current assets
Property and equipment	SFr 1	SFr 1
Right-of-use assets	445,827	564,714
Intangible assets	3,893,681	14,314,877
Other non-current financial assets	194,263	199,105
Total non-current assets	4,533,772	15,078,697
Current assets
Inventories	11,644	839,221
Trade receivables	6,525	21,746
Other receivables	755,987	671,340
Prepayments	709,266	1,575,126
Derivative financial instruments	270,176
Cash and cash equivalents	15,395	984,191
Total current assets	1,768,993	4,091,624
Total assets	6,302,765	19,170,321
Equity
Share capital	236,011	149,643
Share premium	192,622,406	188,511,476
Other reserves	258,044	62,069
Accumulated deficit	(201,431,272)	(175,686,937)
Total shareholders’ (deficit)/equity attributable to owners of the Company	(8,314,811)	13,036,251
Derivative financial instruments		1,233
Non-current lease liabilities	343,629	461,485
Employee benefit liability	336,206	668,319
Deferred income	932,200
Deferred tax liabilities	125,870	142,484
Total non-current liabilities	1,737,905	1,273,521
Current liabilities
Loan	5,869,797
Current lease liabilities	117,856	114,251
Trade and other payables	4,914,404	3,697,723
Accrued expenses	1,977,614	1,048,575
Total current liabilities	12,879,671	4,860,549
Total liabilities	14,617,576	6,134,070
Total equity and liabilities	SFr 6,302,765	SFr 19,170,321